SHARE-BASED PAYMENTS PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Disclosure of share option activity
The following table summarises our share option activity for the periods presented:

	2018		2017		2016
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	8,579	23.58	9,435	23.03	8,136	29.17
Granted	—	—	—	—	—	—
Exercised	(2,037)	14.16	(842)	17.48	(1,347)	14.61
Forfeited, expired or cancelled	—	—	(14)	24.61	(12)	32.22
Adjustment for option conversion	n/a	n/a	n/a	n/a	2,658	37.05
Outstanding at end of year	6,542	26.51	8,579	23.58	9,435	23.03
Options exercisable at end of year	6,542	26.51	8,417	23.28	8,701	21.77

Disclosure of range of exercise prices of outstanding share options
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2018		2017		2016
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
5.00 to 15.00	713	0.84	1,987	1.37	2,532	2.09
15.01 to 25.00	2,459	2.94	2,882	3.98	3,060	5.01
25.01 to 40.00	3,370	5.84	3,710	6.85	3,843	7.83
	6,542	4.21	8,579	4.62	9,435	5.37

Disclosure of weighted average grant-date fair value of units granted
The following table summarises the weighted average grant date fair values per unit:

Restricted Stock Units	2018	2017
Grant date fair value - service conditions (US$)	41.62	38.95
Grant date fair value - service and performance conditions (US$)	41.76	37.78